Document and Entity Information	Mar. 07, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2024
Entity File Number	000-07617
Entity Registrant Name	UNIVEST FINANCIAL Corp
Entity Central Index Key	0000102212
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-1886144
Entity Address, Address Line One	14 North Main Street
Entity Address, Address Line Two	PO BOX 197
Entity Address, City or Town	Souderton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18964
City Area Code	215
Local Phone Number	721-2400
Title of 12(b) Security	Common Stock, $5 par value
Trading Symbol	UVSP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false